ACCOUNT RECEIVABLES - THIRD PARTIES, NET (Details) - Nonrelated Party - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
Accounts receivable-third parties	$ 31,432		$ 37,603
Less: Allowance for credit losses	(848)		(753)
Total	30,584		$ 36,850
Provisions	$ 226	$ 2,479